11. INCOME TAXES (Details) (USD $)	12 Months Ended			213 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Income Taxes Details
Loss for the year	$ (13,484,781)	$ (14,866,359)	$ (21,969,902)	$ (159,556,904)
Statutory rate	25.75%	25.00%	26.50%
Expected income tax recovery	(3,472,331)	(3,716,590)	(5,822,024)
Permanent differences and other	(78,811)	270,521	(22,083)
Difference in foreign tax rates and enacted tax rates	(366,039)	(577,544)	(1,152,540)
Change in valuation allowance	1,611,239	4,353,383	2,014,763
Withholding taxes	243,186	0	152,190
Total income tax expense (recovery)	(2,062,756)	329,770	(4,829,694)
Current income tax expense	319,112	0	152,190
Deferred income tax expense (recovery)	2,381,868	(329,770)	4,981,884	7,579,394
Total income taxes	$ (2,062,756)	$ 329,770	$ (4,829,694)